<SEQUENCE>1
<FILENAME>form13fhr.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SummitAlliance Capital Management, LLC

Address:   14785 Preston Rd
           Suite 1000
           Dallas Tx, 76180


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stan Hall
Title:  Chief Compliance Officer
Phone:  972-663-4351

Signature,  Place,  and  Date  of  Signing:

/s/ Stan Hall                      Dallas, TX                         8/09/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name


---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              99

Form 13F Information Table Value Total:  $      141,678
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2         COLUMN 3  COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ------------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                             VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000) PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ ------------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
* AT&T INC                     COM                 00206R102      744      30757 SH       SOLE                   0      0      30757
* ISHARES TR INDEX             RUSSELL MCP GR      464287481     2247      51415 SH       SOLE                   0      0      51415
* ISHARES TR INDEX             RUSL 2000 GROW      464287648     1450      21781 SH       SOLE                   0      0      21781
* MACYS INC                    COM                 55616P104      348      19428 SH       SOLE                   0      0      19428
* PFIZER INC                   COM                 717081103     2018     141523 SH       SOLE                   0      0     141523
* SPDR SERIES TRUST            BRCLYS YLD ETF      78464A417     1032      27268 SH       SOLE                   0      0      27268
* VERIZON                      COMMUNICATIONS INC  92343V104      325      11600 SH       SOLE                   0      0      11600
* CB RICHARD ELLIS GROUP INC   CL A                12497T101      348      25541 SH       SOLE                   0      0      25541
* ISHARES TR INDEX             MSCI EMERG MKT      464287234     1388      37199 SH       SOLE                   0      0      37199
* PROSHARES TR                 PSHS SH MDCAP400    74347R800      661      15178 SH       SOLE                   0      0      15178
BLACKROCK INSD MUN INCOME TR   COM                 092479104      251      17108 SH       SOLE                   0      0      17108
* GENWORTH FINL INC            COM CL A            37247D106      304      23244 SH       SOLE                   0      0      23244
* ISHARES TR INDEX             BARCLY USAGG B      464287226     8203      76482 SH       SOLE                   0      0      76482
* ISHARES TR                   BARCLYS 1-3YR CR    464288646     5541      53331 SH       SOLE                   0      0      53331
* NOVARTIS A G                 SPONSORED ADR       66987V109      632      13071 SH       SOLE                   0      0      13071
* PROSHARES TR                 PSHS SHRT S&P500    74347R503     1173      21323 SH       SOLE                   0      0      21323
* PROSHARES TR                 PSHS ULTSHRT QQQ    74347R875      612      30520 SH       SOLE                   0      0      30520
* CHEVRON CORP NEW             COM                 166764100     1409      20759 SH       SOLE                   0      0      20759
* INFORMATICA CORP             COM                 45666Q102      364      15251 SH       SOLE                   0      0      15251
* ISHARES TR INDEX             MSCI EAFE IDX       464287465     4623      99388 SH       SOLE                   0      0      99388
* ORACLE CORP                  COM                 68389X105      438      20431 SH       SOLE                   0      0      20431
* PROSHARES TR                 PSHS SHTRUSS2000    74347R826      635      14695 SH       SOLE                   0      0      14695
* QUESTAR CORP                 COM                 748356102      915      20118 SH       SOLE                   0      0      20118
* SILVER WHEATON CORP          COM                 828336107      314      15600 SH       SOLE                   0      0      15600
* XCEL ENERGY INC              COM                 98389B100      458      22240 SH       SOLE                   0      0      22240
* ROYAL CARIBBEAN CRUISES LTD  COM                 V7780T103      272      11941 SH       SOLE                   0      0      11941
* BRISTOL MYERS SQUIBB CO      COM                 110122108      720      28875 SH       SOLE                   0      0      28875
* CONOCOPHILLIPS               COM                 20825C104      807      16434 SH       SOLE                   0      0      16434
* DELL INC                     COM                 24702R101      302      25070 SH       SOLE                   0      0      25070
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2     640268AH1      291     291000 PRN      SOLE                   0      0     291000
* NORTH AMERN PALLADIUM LTD    COM                 656912102       62      20000 SH       SOLE                   0      0      20000
* PROSHARES TR                 PSHS SHORT QQQ      74347R602      849      18764 SH       SOLE                   0      0      18764
* RIVERBED TECHNOLOGY INC      COM                 768573107      403      14589 SH       SOLE                   0      0      14589
* VANGUARD BD INDEX FD INC     TOTAL BND MRKT      921937835      854      10491 SH       SOLE                   0      0      10491
* VARIAN SEMICONDUCTOR EQUIPMN COM                 922207105      303      10563 SH       SOLE                   0      0      10563
* COACH INC                    COM                 189754104      429      11744 SH       SOLE                   0      0      11744
* HOLLY CORP                   COM PAR $0.01       435758305      368      13839 SH       SOLE                   0      0      13839
* ISHARES TR INDEX             RUSSELL1000VAL      464287598     4945      91224 SH       SOLE                   0      0      91224
* ISHARES TR INDEX             RUSL 2000 VALU      464287630     3740      65566 SH       SOLE                   0      0      65566
JA SOLAR HOLDINGS CO LTD       NOTE 4.500% 5/1     466090AA5      588     588000 PRN      SOLE                   0      0     588000
* LEVEL 3                      COMMUNICATIONS INC  52729N100       25      22800 SH       SOLE                   0      0      22800
* MICROSOFT CORP               COM                 594918104      536      23314 SH       SOLE                   0      0      23314
* POWERSHARES DB CMDTY IDX TRA UNIT BEN INT        73935S105     2115      98054 SH       SOLE                   0      0      98054
* STARBUCKS CORP               COM                 855244109      408      16788 SH       SOLE                   0      0      16788
* WESTERN UN CO                COM                 959802109      168      11288 SH       SOLE                   0      0      11288
AFFYMETRIX INC                 NOTE 3.500% 1/1     00826TAG3      241     241000 PRN      SOLE                   0      0     241000
* BANK OF AMERICA CORPORATION  COM                 060505104     2822     196371 SH       SOLE                   0      0     196371
ENERGY CONVERSION DEVICES IN   NOTE 3.000% 6/1     292659AA7      826     826000 PRN      SOLE                   0      0     826000
* FORD MTR CO DEL              COM PAR $0.01       345370860      434      43032 SH       SOLE                   0      0      43032
* GENWORTH FINL INC COM        CL A                37247D106      304      23244 SH       SOLE                   0      0      23244
* ISHARES TR INDEX             RUSL 3000 VALU      464287663      855      12012 SH       SOLE                   0      0      12012
ISHARES TR                     S&P GLB MTRLS       464288695     1128      21540 SH       SOLE                   0      0      21540
* KRAFT FOODS INC              CL A                50075N104      306      10920 SH       SOLE                   0      0      10920
* SPDR GOLD TRUST              GOLD SHS            78463V107     4421      36331 SH       SOLE                   0      0      36331
* 3M CO                        COM                 88579Y101      910      11516 SH       SOLE                   0      0      11516
* CITIGROUP INC                COM                 172967101       44      11590 SH       SOLE                   0      0      11590
EATON VANCE MUN BD FD          COM                 27827X101      268      20139 SH       SOLE                   0      0      20139
GLOBAL INDS LTD                DBCV 2.750% 8/0     379336AE0      385     385000 PRN      SOLE                   0      0     385000
* ISHARES TR INDEX             RUSSELL MCP VL      464287473     2827      77570 SH       SOLE                   0      0      77570
* ISHARES TR INDEX             COHEN&ST RLTY       464287564     2571      46828 SH       SOLE                   0      0      46828
* ISHARES TR INDEX             RUSSELL 2000        464287655     1460      23883 SH       SOLE                   0      0      23883
* LILLY ELI & CO               COM                 532457108      350      10435 SH       SOLE                   0      0      10435
* PROSHARES TR                 PSHS ULSHRUS2000    74347R834      288      12414 SH       SOLE                   0      0      12414
* PROSHARES TR                 PSHS ULSHT MD400    74347R859      292      14060 SH       SOLE                   0      0      14060
* PULTE GROUP INC              COM                 745867101      367      44282 SH       SOLE                   0      0      44282
* BE AEROSPACE INC             COM                 073302101      371      14593 SH       SOLE                   0      0      14593
* CBS CORP NEW                 CL B                124857202      325      25148 SH       SOLE                   0      0      25148
* GENERAL ELECTRIC CO          COM                 369604103      533      36939 SH       SOLE                   0      0      36939
* PROCTER & GAMBLE CO          COM                 742718109     1058      17644 SH       SOLE                   0      0      17644
* TEREX CORP NEW               COM                 880779103      291      15542 SH       SOLE                   0      0      15542
* ISHARES TR                   HIGH YLD CORP       464288513     1500      17668 SH       SOLE                   0      0      17668
* POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL      73936D107      478      19075 SH       SOLE                   0      0      19075
* BROOKFIELD PPTYS CORP        COM                 112900105      383      27303 SH       SOLE                   0      0      27303
* ISHARES TR INDEX             BARCLYS 20+ YR      464287432     4932      48470 SH       SOLE                   0      0      48470
* ISHARES TR INDEX             RUSSELL1000GRW      464287614     3041      66355 SH       SOLE                   0      0      66355
* ISHARES TR                   BARCLYS 3-7 YR      464288661    13968     121112 SH       SOLE                   0      0     121112
* NVIDIA CORP                  COM                 67066G104      296      28960 SH       SOLE                   0      0      28960
* PHILIP MORRIS INTL INC       COM                 718172109      544      11863 SH       SOLE                   0      0      11863
SPDR SERIES TRUST              DB INT GVT ETF      78464A490      598      11533 SH       SOLE                   0      0      11533
* CHOICE HOTELS INTL INC       COM                 169905106      322      10672 SH       SOLE                   0      0      10672
* EXXON MOBIL CORP             COM                 30231G102     3312      58033 SH       SOLE                   0      0      58033
* INTEL CORP                   COM                 458140100      636      32698 SH       SOLE                   0      0      32698
* ISHARES TR INDEX             BARCLYS 7-10 YR     464287440    11020     115192 SH       SOLE                   0      0     115192
* SCANA CORP NEW               COM                 80589M102      358      10024 SH       SOLE                   0      0      10024
* WELLS FARGO & CO NEW         COM                 949746101      519      20284 SH       SOLE                   0      0      20284
* ALTRIA GROUP INC             COM                 02209S103      272      13564 SH       SOLE                   0      0      13564
* JOHNSON & JOHNSON            COM                 478160104     1001      16954 SH       SOLE                   0      0      16954
* PROGRESSIVE CORP OHIO        COM                 743315103      391      20863 SH       SOLE                   0      0      20863
* TJX COS INC NEW              COM                 872540109      519      12382 SH       SOLE                   0      0      12382
* WILLIAMS SONOMA INC          COM                 969904101      372      15005 SH       SOLE                   0      0      15005
* AMERIPRISE FINL INC          COM                 03076C106      381      10552 SH       SOLE                   0      0      10552
* ISHARES TR INDEX             BARCLYS 1-3 YR      464287457     9959     118393 SH       SOLE                   0      0     118393
* ISHARES TR INDEX             DJ US REAL EST      464287739     3515      74444 SH       SOLE                   0      0      74444
* TEXTRON INC                  COM                 883203101      259      15285 SH       SOLE                   0      0      15285
* WAL MART STORES INC          COM                 931142103     3699      76950 SH       SOLE                   0      0      76950
* WINDSTREAM CORP              COM                 97381W104      236      22331 SH       SOLE                   0      0      22331
* FORCE PROTECTION INC         COM NEW             345203202       44      10749 SH       SOLE                   0      0      10749
* HEWLETT PACKARD CO           COM                 428236103      437      10107 SH       SOLE                   0      0      10107
* NATIONWIDE HEALTH PPTYS INC  COM                 638620104      391      10941 SH       SOLE                   0      0      10941



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